Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Schedule of Concentration of Credit Risk	The Company’s revenue related to its major customers during the three and nine months ended September 30, 2025 and 2024 was as follows:

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2025	2024	2025	2024
Customer 1	64.9%	75.6%	78.0%	62.2%
Customer 2	1.5%	24.3%	10.1%	18.4%
Customer 3	17.4%	0.0%	5.2%	0.0%
Customer 4	0.0%	0.0%	0.0%	13.2%
The major customers during the years ended December 31, 2024 and 2023 were as follows:

	2024	2023
Customer 1	58.6%	30.7%
Customer 2	23.2%	11.4%
Customer 3	11.2%	—
Customer 4	—	32.9%
Customer 5	—	17.2%